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Statement of Additional Information Supplement dated September 8, 2014

The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Class A, A2, AX, B, BX, C, CX, P, R, RX, R5, R6, S, Y, Invesco Cash Reserve, Investor Class, Cash Management, Corporate, Institutional, Personal Investment, Private Investment, Reserve and Resource Class shares of the Funds, as applicable, listed below:

Invesco All Cap Market Neutral Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco California Tax-Free Income Fund

Invesco Charter Fund

Invesco China Fund

Invesco Comstock Fund

Invesco Conservative Allocation Fund

Invesco Conservative Income Fund

Invesco Convertible Securities Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund

Invesco European Small Company Fund

Invesco Floating Rate Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Market Neutral Fund

Invesco Global Markets Strategy Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Growth Allocation Fund

Invesco Growth and Income Fund

Invesco High Yield Fund

Invesco High Yield Municipal Fund

Invesco Income Allocation Fund

Invesco Intermediate Term Municipal Income Fund

Invesco International Allocation Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Small Company Fund

Invesco International Total Return Fund

Invesco Limited Maturity Treasury Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Moderate Allocation Fund

Invesco Money Market Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Pacific Growth Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Premium Income Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Short Term Bond Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Strategic Income Fund

Invesco Strategic Real Return Fund

Invesco Summit Fund

Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Intermediate Fund

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco U.S. Government Fund

Invesco U.S. Mortgage Fund

Invesco Value Opportunities Fund

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Liquid Assets Portfolio

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S .Government Money Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Portfolio

The changes noted below are effective August 29, 2014.

The following supplements the information under the heading “Management of the Trust — Board of Trustees — Independent Trustees” in the Statements of Additional Information:

“Suzanne H. Woolsey, Trustee

Suzanne H. Woolsey has been a member of the Board of Trustees of the Invesco Funds since 2014.

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Ms. Woolsey is the Chief Executive Officer of Woolsey Partners LLC. She was formerly the chief operating officer and chief communications officer at the National Academies of Sciences and Engineering and Institute of Medicine from 1993 to 2003.

Ms. Woolsey served as trustee to the former Van Kampen investment companies from 2003 to 2010. She continued to serve as trustee or managing general partner to certain Invesco closed-end funds, Invesco Senior Loan Fund, and Invesco Exchange Fund following the acquisition of the Van Kampen family of funds in 2010. Ms. Woolsey also served as an independent director to the Fluor Corporation, a multi-billion dollar global engineering, construction, and management company from 2004 to 2014. Additionally, she served as independent director to the Neurogen Corporation, which is a publicly traded small molecule drug design company, from 1998 to 2006.

The Board believes that Ms. Woolsey’s experience as an independent director of numerous organizations and her service as a Trustee of certain Invesco closed-end funds, Invesco Exchange Fund, and Invesco Senior Loan Fund benefits the Funds.”

The following replaces in its entirety the first paragraph under the heading “Management of the Trust - Management Information – Leadership Structure and the Board of Trustees” in the Statements of Additional Information:

“Leadership Structure and the Board of Trustees. The Board is currently composed of fifteen Trustees, including twelve Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (collectively, the Independent Trustees and each an Independent Trustee). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.”

The first sentence of the second paragraph under the heading “Management of the Trust — Management Information — Committee Structure” in the Statements of Additional Information is replaced with the following:

“The members of the Audit Committee are Messrs. David C. Arch, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Rodney F. Dammeyer (Vice-Chair), Raymond Stickel, Jr. (Chair), Dr. Larry Soll, and Ms. Suzanne H. Woolsey.”

The first sentence of the fourth paragraph under the heading “Management of the Trust — Management Information — Committee Structure” in the Statements of Additional Information is replaced with the following:

“The members of the Governance Committee are Messrs. Arch, Crockett, Albert R. Dowden (Chair), Jack M. Fields (Vice-Chair), Hugo F. Sonnenschein, Dr. Prema Mathai-Davis, and Ms. Woolsey.”

The first sentence of the sixth paragraph under the heading “Management of the Trust — Management Information — Committee Structure” in the Statements of Additional Information is replaced with the following:

“The members of the Investment Committee are Messrs. Arch, Bayley (Emeritus Chair), Bunch (Chair), Crockett, Dammeyer (Vice-Chair), Dowden, Fields (Vice-Chair), Martin L. Flanagan, Sonnenschein (Vice-Chair), Stickel, Philip A. Taylor, Wayne W. Whalen, Ms. Woolsey, and Drs. Mathai-Davis and Soll.”

The following replacement is made to the information in the table in “APPENDIX C – Trustees and Officers” in the Statements of Additional Information:

The number in the column “Number of Funds in Fund Complex Overseen by Trustee” is changed to “141” for each Trustee.

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The following supplements the information in the table in “APPENDIX C – Trustees and Officers – Independent Trustees” in the Statements of Additional Information:

Name and Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships(s)/Directorships Held by Trustee/Director During Past 5 Years
“Suzanne H. Woolsey - 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC.	141	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses, Trustee of Colorado College; Trustee of California Institute of Technology. Prior to 2014, Director of Fluor Corp. Prior to 2010, Trustee of the German Marshall Fund of the United States. Prior to 2010, Trustee of the Rocky Mountain Institute.”

The following supplements the information in the table in “APPENDIX C – Trustee Ownership of Fund Shares as of December 31, 2013” in the Statements of Additional Information:

Name of Trustee	Dollar Range of Equity Securities Per Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Invesco Funds
“Susanne H. Woolsey	None	$10,001-$50,000”

The following supplements the information in the table in “APPENDIX D – Trustees Compensation Table – Independent Trustees” in the Statements of Additional Information:

Trustee	Aggregate Compensation from the Trust(1)	Retirement Benefits Accrued by All Invesco Funds(2)	Estimated Annual Benefits Upon Retirement(4)	Total Compensation From All Invesco Funds Paid to the Trustees(5)
“Susanne H. Woolsey	$14,789	N/A	N/A	$86,000”

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